GOODWILL (Details) - 12 months ended Dec. 31, 2020	CNY (¥)	USD ($)
GOODWILL
Additions in goodwill related to business combinations (Note 21)	¥ 196,002,568
Ending balance	¥ 196,002,568	$ 30,038,708